Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Related Party Transactions [Abstract]
Purchases of inventory from supplier related to a shareholder			$ 503
Management fees to related parties	$ 135	$ 154	155
Consultant fees to a related party	33	150	173
Expense reimbursement to a related party	245	178	201
Interest expense on cash advance received from controlling shareholder	382	165	165
Compensation paid to a related party	295	67
Accounts payable to a supplier related to shareholder			17
Accounts payable to related parties	4	57	38
Interest payable on cash advance received from controlling shareholder	$ 21	$ 24	$ 25